FINANCIAL STATEMENTS

UBS PaineWebber Life Variable Annuity Account
Year Ended December 31, 2001

0112-0254603

                  UBS PaineWebber Life Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements.................................................10

0112-0254603

                         Report of Independent Auditors

The Board of Directors
UBS PaineWebber Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS PaineWebber Life Variable Annuity Account (formerly, PaineWebber Life Variable Annuity Account), comprising the Money Market, Strategic Fixed Income, Aggressive Growth, U.S. Government/High Grade Securities (formerly High Grade Fixed Income), Growth, Growth and Income, International (formerly Global Equity), Global Bond (formerly Global Income), and Total Return (formerly Balanced) Divisions, as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS PaineWebber Life Variable Annuity Account at December 31, 2001, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
March 11, 2002

0112-0254603                                                                   1

                  UBS PaineWebber Life Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2001


                                                               MONEY         STRATEGIC
                                                               MARKET          FIXED          AGGRESSIVE
                                                              DIVISION    INCOME DIVISION   GROWTH DIVISION
                                                          -------------------------------------------------
                                                          -------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market              $1,332,076      $1,131,995      $5,325,650

LIABILITIES                                                            -               -               -
                                                          -------------------------------------------------
                                                          -------------------------------------------------
NET ASSETS                                                    $1,332,076      $1,131,995      $5,325,650
                                                          =================================================
                                                          =================================================

Net assets
Accumulation units with early withdrawal charges              $1,265,123      $1,038,911      $4,553,708
Accumulation units without early withdrawal charges               66,953          93,084         769,032
Contracts in the annuitization period with early
   withdrawal charges                                                  -               -           2,910
Contracts in the annuitization period without early
   withdrawal charges                                                  -               -               -
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Total net assets                                              $1,332,076      $1,131,995      $5,325,650
                                                          =================================================
                                                          =================================================

Investments in shares of mutual funds, at cost                $1,332,076      $1,119,840      $9,005,547
Shares of mutual fund owned                                    1,332,076         103,379       1,028,118

Accumulation units with early withdrawal charges:
   Units outstanding                                             104,594          72,114         234,055
   Unit value                                              $       12.10   $       14.41   $       19.46

Accumulation units without early withdrawal charges:
     Units outstanding                                             5,617           6,543          40,085
     Unit value                                            $       11.92   $       14.23   $       19.19

Contracts in the annuitization period with early
   withdrawal charges:
   Units outstanding                                                   -               -             148
   Unit value                                              $           -   $           -   $       19.66

Contracts in the annuitization period without early
   withdrawal charges:
   Units outstanding                                                   -               -               -
   Unit value                                              $           -   $           -   $           -

See accompanying notes.


2                                                                   0112-0254603

       U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES                  GROWTH AND INCOME   INTERNATIONAL     GLOBAL BOND            TOTAL
     DIVISION      GROWTH DIVISION      DIVISION          DIVISION         DIVISION      RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $1,917,855        $4,874,495       $3,852,813        $3,023,917        $1,548,405       $5,567,246

              -                 -                -                 -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $1,917,855        $4,874,495       $3,852,813        $3,023,917        $1,548,405       $5,567,246
===========================================================================================================
===========================================================================================================

     $1,678,748        $4,548,413       $3,217,509        $2,571,282        $1,274,750       $4,997,174

        219,413           268,587          414,038           448,189           272,501          530,845

         19,694            51,287          213,216             4,446             1,154           32,487

              -             6,208            8,050                 -                 -            6,740
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $1,917,855        $4,874,495       $3,852,813        $3,023,917        $1,548,405       $5,567,246
===========================================================================================================
===========================================================================================================

     $1,934,714        $4,648,879       $3,764,762        $2,925,870        $1,582,329       $5,538,724
        159,821           296,863          173,863           258,676           141,666          315,425


        142,319           293,961          149,829           247,231           109,557          270,886
  $       11.80     $       15.47    $       21.47     $       10.40     $       11.64    $       18.45



         18,863            17,734           19,017            47,761            24,114           29,044
  $       11.63     $       15.15    $       21.77    $         9.38     $       11.30    $       18.28



          1,650             3,278            9,812               422                98            1,740
  $       11.94     $       15.65    $       21.73     $       10.54     $       11.78    $       18.67



              -               407              367                 -                 -              366
              -     $       15.25    $       21.93     $           -     $           -    $       18.42

0112-0254603                                                                   3

                 UBS PaineWebber Life Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2001


                                                               MONEY
                                                               MARKET     STRATEGIC FIXED     AGGRESSIVE
                                                              DIVISION   INCOME DIVISION    GROWTH DIVISION
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Income:
   Dividends                                                    $34,332         $94,885   $             -
Expenses:
   Mortality and expense risk                                    26,175          20,985           111,427
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Net investment income (loss)                                      8,157          73,900          (111,427)

Realized gain (loss) on investments:
   Realized loss on sale of fund shares                               -         (15,627)       (2,159,138)
   Realized gain distributions                                        -               -         2,535,883
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Net realized gain (loss) on investments                               -         (15,627)          376,745

Change in unrealized appreciation/depreciation of
   investments                                                        -          25,327        (1,269,957)
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Net increase (decrease) in net assets from operations          $  8,157         $83,600       $(1,004,639)
                                                          =================================================

See accompanying notes.


4                                                                   0112-0254603

       U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES                      GROWTH AND      INTERNATIONAL        GLOBAL            TOTAL
     DIVISION      GROWTH DIVISION   INCOME DIVISION      DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $200,094   $              -      $     69,203   $        2,549   $            -       $   314,228

         34,758            100,561            75,125           62,079           30,740           102,452
-----------------------------------------------------------------------------------------------------------
        165,336           (100,561)           (5,922)         (59,530)         (30,740)          211,776


       (118,744)        (7,492,598)         (993,070)      (2,115,990)        (144,986)       (2,027,896)
              -          4,085,104         1,304,851          668,981                -         1,234,206
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       (118,744)        (3,407,494)          311,781       (1,447,009)        (144,986)         (793,690)


         43,336          1,762,052          (327,464)         479,012          111,983           788,652
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $  89,928        $(1,746,003)     $    (21,605)     $(1,027,527)      $  (63,743)      $   206,738
===========================================================================================================


0112-0254603                                                                   5

                  UBS PaineWebber Life Variable Annuity Account

                       Statements of Changes in Net Assets

                                                                                    MONEY MARKET
                                                                                      DIVISION
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                               YEAR ENDED DECEMBER 31
                                                                                2001            2000
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                                            $       8,157   $     82,343
   Net realized gain (loss) on investments                                             -              -
   Change in unrealized appreciation/
     depreciation of investments                                                       -              -
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets from
   operations                                                                      8,157         82,343

Contract transactions:
   Purchase payments                                                                   -            267
   Administrative charges                                                         (1,023)        (3,657)
   Contract distributions and terminations                                      (929,806)    (3,043,078)
   Transfer payments (to) from other
     divisions                                                                   221,846      1,305,182
   Actuarial adjustment in reserves for
     currently payable annuity contracts                                         (15,851)             -
                                                                          ---------------------------------
                                                                          ---------------------------------
Net decrease in net assets from contract
   transactions                                                                 (724,834)    (1,741,286)
                                                                          ---------------------------------
                                                                          ---------------------------------
Total decrease in net assets                                                    (716,677)    (1,658,943)

Net assets at beginning of year                                                2,048,753      3,707,696
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of year                                                     $1,332,076     $2,048,753
                                                                          =================================

See accompanying notes.

6                                                                   0112-0254603

         STRATEGIC FIXED                        AGGRESSIVE                    U.S. GOVERNMENT/HIGH
         INCOME DIVISION                     GROWTH DIVISION               GRADE SECURITIES DIVISION
----------------------------------- ---------------------------------- ------------------------------------
----------------------------------- ---------------------------------- ------------------------------------
      YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
      2001             2000               2001             2000              2001             2000
----------------------------------- ---------------------------------- ------------------------------------
----------------------------------- ---------------------------------- ------------------------------------

  $     73,900      $   191,099        $  (111,427)   $    (209,950)      $   165,336      $   230,628
       (15,627)        (167,983)           376,745        6,912,493          (118,744)        (222,751)

        25,327          176,783         (1,269,957)      (7,067,237)           43,336          158,002
----------------------------------- ---------------------------------- ------------------------------------
----------------------------------- ---------------------------------- ------------------------------------

        83,600          199,899         (1,004,639)        (364,694)           89,928          165,879


             -                -            121,040            6,707                 -              242
        (1,860)          (6,435)           (16,410)          (9,565)           (1,102)          (2,770)
      (498,977)      (1,916,662)        (2,503,744)      (6,139,368)         (615,155)      (1,942,911)

        23,042         (285,122)          (252,957)          35,732            12,098         (456,646)

             -          (53,797)              (364)         (36,431)           (9,749)         (67,012)
----------------------------------- ---------------------------------- ------------------------------------
----------------------------------- ---------------------------------- ------------------------------------

      (477,795)      (2,262,016)        (2,652,435)      (6,142,923)         (613,908)      (2,469,097)
----------------------------------- ---------------------------------- ------------------------------------
----------------------------------- ---------------------------------- ------------------------------------
      (394,195)      (2,062,117)        (3,657,074)      (6,507,617)         (523,980)      (2,303,218)

     1,526,190        3,588,307          8,982,725       15,490,342         2,441,834        4,745,052
----------------------------------- ---------------------------------- ------------------------------------
----------------------------------- ---------------------------------- ------------------------------------
    $1,131,995       $1,526,190         $5,325,650     $  8,982,725        $1,917,855       $2,441,834
=================================== ================================== ====================================

0112-0254603                                                                   7

                  UBS PaineWebber Life Variable Annuity Account

                                                                                      GROWTH AND
                                                   GROWTH DIVISION                 INCOME DIVISION
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
                                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)             $  (100,561)  $    (199,076)  $      (5,922)  $    (87,477)
     Net realized gain (loss) on               (3,407,494)      4,219,360         311,781      1,016,199
       investments
     Change in unrealized appreciation/
       depreciation of investments              1,762,052      (6,522,402)       (327,464)    (1,382,645)
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets from
   operations                                  (1,746,003)     (2,502,118)        (21,605)      (453,923)

Contract transactions:
   Purchase payments                               40,300             690             300          6,550
   Administrative charges                          (4,964)         (9,527)         (3,481)       (16,487)
   Contract distributions and terminations     (2,136,016)     (5,316,646)     (1,790,011)    (3,267,058)
   Transfer payments (to) from other
     divisions                                    300,148        (685,555)        146,183        371,872
   Actuarial adjustment in reserves for
     currently payable annuity contracts          (43,471)       (109,620)       (131,320)       (83,268)
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Net decrease in net assets from contract
   transactions                                (1,844,003)     (6,120,658)     (1,778,329)    (2,988,391)
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Total decrease in net assets                   (3,590,006)     (8,622,776)     (1,799,934)    (3,442,314)

Net assets at beginning of year                 8,464,502      17,087,278       5,652,747      9,095,061
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Net assets at end of year                      $4,874,495    $  8,464,502      $3,852,813     $5,652,747
                                            =============================== ===============================

See accompanying notes.

8                                                                   0112-0254603

      INTERNATIONAL DIVISION               GLOBAL BOND DIVISION              TOTAL RETURN DIVISION
----------------------------------- ------------------------------------- ---------------------------------
----------------------------------- ------------------------------------- ---------------------------------
      YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
      2001             2000               2001             2000              2001             2000
----------------------------------- ------------------------------------- ---------------------------------
----------------------------------- ------------------------------------- ---------------------------------

  $    (59,530)    $    (36,604)      $    (30,740)    $     64,107       $   211,776     $     109,438
    (1,447,009)         834,113           (144,986)        (203,880)         (793,690)        1,003,948

       479,012       (1,551,273)           111,983          194,143           788,652        (1,336,349)
----------------------------------- ------------------------------------- ---------------------------------
----------------------------------- ------------------------------------- ---------------------------------

    (1,027,527)        (753,764)           (63,743)          54,370           206,738          (222,963)


        40,696            6,300                460              777             1,196             6,010
        (2,706)          (7,473)            (2,221)          (2,297)           (3,758)           (8,771)
      (813,175)      (3,069,457)          (631,648)      (1,539,535)       (1,505,018)       (4,957,690)

      (160,001)          53,155            (82,982)          (3,435)         (209,410)         (335,184)

        (1,783)         (28,188)           (16,122)         (60,847)          (17,223)           (3,317)
----------------------------------- ------------------------------------- ---------------------------------
----------------------------------- ------------------------------------- ---------------------------------

      (936,969)      (3,045,663)          (732,513)      (1,605,337)       (1,734,213)       (5,298,952)
----------------------------------- ------------------------------------- ---------------------------------
----------------------------------- ------------------------------------- ---------------------------------
    (1,964,496)      (3,799,427)          (796,256)      (1,550,967)       (1,527,474)       (5,521,915)

     4,988,414        8,787,841          2,344,661        3,895,628         7,094,721        12,616,636
----------------------------------- ------------------------------------- ---------------------------------
----------------------------------- ------------------------------------- ---------------------------------
    $3,023,917       $4,988,414         $1,548,405       $2,344,661        $5,567,246      $  7,094,721
=================================== ===================================== =================================

0112-0254603                                                                   9

                  UBS PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

UBS PaineWebber Life Variable Annuity Account (formerly, PaineWebber Life Variable Annuity Account, the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by UBS PaineWebber Life Insurance Company, (formerly, PaineWebber Life Insurance Company, the "Company") a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in nine investment divisions which, in turn, own shares of the following open-end registered investment companies (mutual funds):

   DIVISION                                          INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
                                                     Brinson Series Trust*:
   Money Market                                         Money Market Portfolio
   Strategic Fixed Income                               Strategic Fixed Income Portfolio
   Aggressive Growth                                    Aggressive Growth Portfolio

                                                     Alliance Variable Products Series Fund, Inc.:
   U.S. Government/High Grade Securities                U.S. Government/High Grade Securities Portfolio
   Growth                                               Growth Portfolio
   Growth and Income                                    Growth and Income Portfolio
   International                                        International Portfolio
   Global Bond                                          Global Bond Portfolio
   Total Return                                         Total Return Portfolio

   *Formerly the Mitchell Hutchins Series Trust.

During 2001, shareholders of the Brinson Series Trust (Brinson) voted to merge six portfolios into portfolios of another series mutual fund, Alliance Variable Products Series Fund, Inc. (Alliance). As a result of the merger, the shares held by the following divisions were exchanged for shares of respective portfolios of Alliance as follows:

0112-0254603                                                                  10

                  UBS PaineWebber Life Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   DIVISION                   BRINSON PORTFOLIO EXCHANGED             ALLIANCE PORTFOLIO ACQUIRED
   --------------------------------------------------------------------------------------------------------
   High Grade Fixed Income    High Grade Fixed Income Portfolio       U.S. Government/High Grade
                                                                         Securities Portfolio
   Growth                     Growth Portfolio                        Growth Portfolio
   Growth and Income          Growth and Income Portfolio             Growth and Income Portfolio
   Global Equity              Global Equity Portfolio                 International Portfolio
   Global Income              Global Income Portfolio                 Global Bond Portfolio
   Balanced                   Balanced Portfolio                      Total Return Portfolio

In connection with the above reorganizations, during 2001, the High Grade Fixed Income Division was renamed the U.S. Government/High Grade Securities Division, Global Equity Division was renamed the International Division, the Global Income Division was renamed the Global Bond Division and the Balanced Division was renamed the Total Return Division.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value.

The average cost method is used to determine realized gains and losses. Investment transactions are accounted for on the trade date. Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

0112-0254603                                                                  11

                  UBS PaineWebber Life Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

RECLASSIFICATIONS

Certain amounts in the 2000 statements of operations and changes in net assets have been reclassified to conform to the 2001 financial statement presentation.

2. EXPENSES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount

0112-0254603                                                                  12

                  UBS PaineWebber Life Variable Annuity Account

2. EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received.

PAID TO AFFILIATES

Additionally, during 2001, management fees were paid indirectly to Brinson Advisors, Inc., an affiliate of the Company in its capacity as manager of the Brinson Series Trust. The management agreement provides for a fee based on the portfolio's average net assets as follows (including amounts related to portfolios merged during the year): 0.50% - Money Market Portfolio; 0.50% - Strategic Fixed Income Portfolio; 0.80% - Aggressive Growth Portfolio; 0.50% - High Grade Fixed Income Portfolio; 0.75% - Growth Portfolio; 0.70% -Growth and Income Portfolio; 0.75% - Global Equity Portfolio; 0.75% - Global Income Portfolio; and 0.75% - Balanced Portfolio.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


0112-0254603                                                                  13

                  UBS PaineWebber Life Variable Annuity Account

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2001:

                                                                                          PROCEEDS FROM
   DIVISION                                                            COST OF PURCHASES      SALES
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Money Market                                                            $   845,823        $1,562,500
   Strategic Fixed Income                                                      126,246           530,141
   Aggressive Growth                                                         2,789,195         3,017,173
   U.S. Government/High Grade Securities                                       472,177           920,748
   Growth                                                                    4,949,987         2,809,448
   Growth and Income                                                         1,686,140         2,165,540
   International                                                               735,728         1,063,247
   Global Bond                                                                  16,973           780,226
   Total Return                                                              1,793,353         2,081,584

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                             2001                                    2000
                            --------------------------------------- ---------------------------------------
   DIVISION                  PURCHASED    REDEEMED   NET DECREASE    PURCHASED    REDEEMED   NET DECREASE
   ---------------------------------------------------------------- ---------------------------------------
   Money Market                  67,341     127,261      (59,920)       163,783     310,446     (146,663)
   Strategic Fixed Income         2,265      36,594      (34,329)         4,864     184,473     (179,609)
   Aggressive Growth             12,989     153,532     (140,543)        11,600     266,832     (255,232)
   U.S. Government/High
      Grade Securities           23,657      76,886      (53,229)         9,324     240,885     (231,561)
   Growth                        54,251     160,935     (106,684)        22,152     272,082     (249,930)
   Growth and Income             14,492      94,819      (80,327)        10,087     154,103     (144,016)
   International                  5,656      87,392      (81,736)        16,112     227,620     (211,508)
   Global Bond                    1,462      63,689      (62,227)         4,939     145,515     (140,576)
   Total Return                  13,519     108,189      (94,670)         1,162     300,878     (299,716)

0112-0254603                                                                  14

                  UBS PaineWebber Life Variable Annuity Account

6. SUBSEQUENT EVENT

During February 2002, a plan of merger was announced which will liquidate the Brinson Series Trust: Money Market Portfolio, Strategic Fixed Income Portfolio, and Aggressive Growth Portfolio and merge them with the Alliance Variable Products Series Fund, Inc.: Money Market Portfolio, U.S. Government/High Grade Securities Portfolio, and Growth Portfolio, respectively. The liquidation and merger will have no effect on the net assets of the Account.

7. UNIT VALUES

Effective with these 2001 annual financial statements, the Account has presented the following summary of units outstanding, unit values, and net assets at December 31, 2001 and expense ratios, investment income rating, and total return ratios for the year ended December 31, 2001:

                                                                                     RATIO OF
                                                                                     EXPENSES
                                                              NET      INVESTMENT  THE AVERAGE
                                                   UNIT      ASSETS      INCOME        NET        TOTAL
                DIVISION                UNITS      VALUE     (000)      RATIO (2)    ASSETS (3) RETURN (4)
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------
   MONEY MARKET (1)
   Accumulation units with early
      withdrawal charges                104,594    $12.10    $1,265       2.12%         1.60%       0.41%
   Accumulation units without early
      withdrawal charges                  5,617     11.92        67       2.12          1.77        0.18
   STRATEGIC FIXED INCOME
   Accumulation units with early
      withdrawal charges                 72,114     14.41     1,039       7.28          1.60        6.59
   Accumulation units without early
      withdrawal charges                  6,543     14.23        93       7.28          1.77        6.39
   AGGRESSIVE GROWTH
   Accumulation units with early
      withdrawal charges                234,055     19.46     4,554       -             1.60      (10.29)
   Accumulation units without early
      withdrawal charges                 40,085     19.19       769       -             1.77      (10.48)
   Contracts in the annuitization
      period with early withdrawal
      charges                               148     19.66         3       -             1.40      (23.82)


0112-0254603                                                                  15

                  UBS PaineWebber Life Variable Annuity Account

7. UNIT VALUES (CONTINUED)

                                                                                     RATIO OF
                                                                                     EXPENSES
                                                              NET      INVESTMENT   THE AVERAGE
                                                   UNIT      ASSETS      INCOME        NET        TOTAL
                DIVISION                UNITS      VALUE     (000)      RATIO (2)    ASSETS (3) RETURN (4)
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT HIGH GRADE
      SECURITIES (1)
   Accumulation units with early
      withdrawal charges                142,319    $11.80    $1,679       9.39%         1.60%       4.23%
   Accumulation units without early
      withdrawal charges                 18,863     11.63       219       9.39          1.77        3.99
   Contracts in the annuitization
      period with early withdrawal
      charges                             1,650     11.94        20       9.39          1.40        4.43
   GROWTH (1)
   Accumulation units with early
      withdrawal charges                293,961     15.47     4,548       -             1.60      (22.96)
   Accumulation units without early
      withdrawal charges                 17,734     15.15       269       -             1.77      (23.05)
   Contracts in the annuitization
      period with early withdrawal
      charges                             3,278     15.65        51       -             1.40      (22.78)
   Contracts in the annuitization
      period without early
      withdrawal charges                    407     15.25         6       -             1.65      (22.98)
   GROWTH AND INCOME (1)
   Accumulation units with early
      withdrawal charges                149,829     21.47     3,218       1.56          1.60       (1.31)
   Accumulation units without early
      withdrawal charges                 19,017     21.77       414       1.56          1.77       (1.46)
   Contracts in the annuitization
      period with early withdrawal
      charges                             9,812     21.73       213       1.56          1.40       (1.09)
   Contracts in the annuitization
      period without early
      withdrawal charges                    367     21.93         8       1.56          1.65       (1.35)


0112-0254603                                                                  16

                  UBS PaineWebber Life Variable Annuity Account

7. UNIT VALUES (CONTINUED)

                                                                                     RATIO OF
                                                                                     EXPENSES
                                                              NET      INVESTMENT   THE AVERAGE
                                                   UNIT      ASSETS      INCOME        NET        TOTAL
                DIVISION                UNITS      VALUE     (000)      RATIO (2)    ASSETS (3) RETURN (4)
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------
   INTERNATIONAL (1)
   Accumulation units with early
      withdrawal charges                247,231    $10.40    $2,571       0.07%         1.60%     (22.39)%
   Accumulation units without early
      withdrawal charges                 47,761      9.38       448       0.07          1.77      (22.55)
   Contracts in the annuitization
      period with early withdrawal
      charges                               422     10.54         4       0.07          1.40      (22.26)
   GLOBAL BOND (1)
   Accumulation units with early
      withdrawal charges                109,557     11.64     1,275       -             1.60       (3.04)
   Accumulation units without early
      withdrawal charges                 24,114     11.30       272       -             1.77       (3.25)
   Contracts in the annuitization
      period with early withdrawal
      charges                                98     11.78         1       -             1.40       (2.86)
   TOTAL RETURN (1)
   Accumulation units with early
      withdrawal charges                270,886     18.45     4,997       4.99          1.60        3.09
   Accumulation units without early
      withdrawal charges                 29,044     18.28       531       4.99          1.77        2.91
   Contracts in the annuitization
      period with early withdrawal
      charges                             1,740     18.67        32       4.99          1.40        3.30
   Contracts in the annuitization
      period without early
      withdrawal charges                    366     18.42         7       4.99          1.65        3.02


0112-0254603                                                                  17

                  UBS PaineWebber Life Variable Annuity Account

7. UNIT VALUES (CONTINUED)

(1)   See Note 1 regarding changes in underlying investment option.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(3) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

0112-0254603                                                                  18

                  UBS PaineWebber Life Variable Annuity Account

                              FINANCIAL STATEMENTS

                     UBS PaineWebber Life Insurance Company
                 Years Ended December 31, 2001, 2000, and 1999

                     UBS PaineWebber Life Insurance Company

                              Financial Statements

                  Years Ended December 31, 2001, 2000, and 1999




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets.................................................................2
Statements of Income...........................................................3
Statements of Changes in Stockholder's Equity..................................4
Statements of Cash Flows.......................................................5
Notes to Financial Statements..................................................6

                         Report of Independent Auditors

The Board of Directors
UBS PaineWebber Life Insurance Company

We have audited the accompanying balance sheets of UBS PaineWebber Life Insurance Company (formerly PaineWebber Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PaineWebber Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
April 5, 2002

                     UBS PaineWebber Life Insurance Company

                                 Balance Sheets

                                                                                DECEMBER 31
                                                                          2001                2000
                                                                  -----------------------------------------
                                                                  -----------------------------------------
ASSETS
Investments:
   Fixed maturities:
     Held to maturity, at amortized cost (market:
       2001 - $7,200,966; 2000 - $7,380,808)                          $    7,133,982      $    7,329,282
     Available for sale, at market (amortized cost:
       2001 - $24,981; 2000 - $34,880)                                        26,062              36,400
   Short-term investments                                                  6,412,032          11,387,440
                                                                  -----------------------------------------
Total investments                                                        $13,572,076.00      $18,753,122.00

Cash and cash equivalents                                                    576,627           1,012,409
Accrued investment income                                                    139,386             211,316
Deferred policy acquisition costs                                        115,785,076         108,223,341
Goodwill, less accumulated amortization (2001 -
   $1,080,000; 2000 - $960,000)                                              120,000             240,000
Other assets                                                                 169,395             109,134
Separate account assets                                                   28,574,453          43,544,545
                                                                  -----------------------------------------
Total assets                                                            $158,937,013        $172,093,867
                                                                  =========================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Net funds held on reinsurance assumed                               $  46,184,861       $  56,844,036
   Expense allowance payable on reinsurance assumed                        7,870,418           1,873,613
   Deferred income taxes                                                  15,108,019          13,037,221
   Other liabilities                                                       2,372,037           1,943,827
   Separate account liabilities                                           28,574,453          43,544,545
                                                                  -----------------------------------------
Total liabilities                                                       $100,109,788.00     $117,243,242.00

Commitments and contingencies

Stockholder's equity:
   Common Stock, $100 par value - 25,000 shares authorized,
     issued and outstanding                                                2,500,000           2,500,000
   Additional paid-in capital                                             26,757,295          26,757,295
   Accumulated other comprehensive income                                        703                 988
   Retained earnings                                                      29,569,227          25,592,342
                                                                  -----------------------------------------
Total stockholder's equity                                                58,827.225          54,850,625
                                                                  -----------------------------------------
                                                                  -----------------------------------------
Total liabilities and stockholder's equity                              $158,937,013        $172,093,867
                                                                  =========================================

See accompanying notes.

                     UBS PaineWebber Life Insurance Company

                              Statements of Income

                                                                 YEAR ENDED DECEMBER 31
                                                      2001               2000                1999
                                               ------------------------------------------------------------
                                               ------------------------------------------------------------
Revenues:
   Annuity product charges                           $23,830,022        $26,820,935         $21,551,696
   Investment income, net of related expenses
                                                         783,223          1,076,147             791,398
   Realized loss on investments                             (400)              (350)               (650)
                                               ------------------------------------------------------------
Total revenues                                        24,612,845.00      27,896,732          22,342,444

Expenses:
   Commissions                                         5,548,689         22,921,479          19,937,100
   General expenses                                   20,312,491         18,221,472          14,359,601
   Insurance taxes                                       195,563            125,376             124,434
   Policy acquisition costs deferred                 (14,632,584)       (30,041,988)        (26,951,522)
   Amortization of deferred policy
     acquisition costs                                 7,070,849          4,696,447           3,802,892
   Amortization of goodwill                              120,000            120,000             120,000
   Loss on recapture of reinsurance assumed
                                                               -                  -             273,728
                                               ------------------------------------------------------------
Total expenses                                        18,615,008         16,042,786          11,666,233
                                               ------------------------------------------------------------
Income before income taxes                             5,997,837         11,853,946          10,676,211

Income tax expense (benefit):
   Current                                               (50,000)            (2,753)            290,766
   Deferred                                            2,070,952          3,972,269           3,647,149
                                               ------------------------------------------------------------
                                                       2,020,952          3,969,516           3,937,915
                                               ------------------------------------------------------------
Net income                                          $  3,976,885       $  7,884,430        $  6,738,296
                                               ============================================================

See accompanying notes.

                     UBS PaineWebber Life Insurance Company

                  Statements of Changes in Stockholder's Equity

                                                               ACCUMULATED
                                                ADDITIONAL        OTHER                         TOTAL
                                    COMMON        PAID-IN     COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                     STOCK        CAPITAL         INCOME        EARNINGS       EQUITY
                                 --------------------------------------------------------------------------
                                 --------------------------------------------------------------------------
Balances at January 1, 1999        $2,500,000    $26,757,295       $2,424      $10,969,616    $40,229,335
   Comprehensive income (loss):
     Net income                             -              -            -        6,738,296      6,738,296
     Change in net unrealized
       appreciation of
       investments, net of tax              -              -       (1,199)               -         (1,199)
                                                                                           ----------------
   Total comprehensive income                                                                   6,737,097
                                 --------------------------------------------------------------------------
Balances at December 31, 1999       2,500,000     26,757,295        1,225       17,707,912     46,966,432
   Comprehensive income (loss):
     Net income                             -              -            -        7,884,430      7,884,430
     Change in net unrealized
       appreciation of
       investments, net of tax              -              -         (237)               -           (237)
                                                                                           ----------------
   Total comprehensive income                                                                   7,884,193
                                 --------------------------------------------------------------------------
                                 --------------------------------------------------------------------------
Balances at December 31, 2000       2,500,000     26,757,295          988       25,592,342     54,850,625
   Comprehensive income (loss):
     Net income                             -              -            -        3,976,885      3,976,885
     Change in net unrealized
       appreciation of
       investments, net of tax              -              -         (285)               -           (285)
                                                                                           ----------------
                                                                                           ----------------
   Total comprehensive income                                                                   3,976,885
                                 --------------------------------------------------------------------------
                                 --------------------------------------------------------------------------
Balances at December 31, 2001      $2,500,000    $26,757,295      $   703      $29,569,227    $58,827,225
                                 ==========================================================================

See accompanying notes.

                     UBS PaineWebber Life Insurance Company

                            Statements of Cash Flows

                                                                      YEAR ENDED DECEMBER 31
                                                              2001            2000             1999
                                                         --------------------------------------------------
                                                         --------------------------------------------------
OPERATING ACTIVITIES
Net income                                                   $  3,976,885  $  7,884,430     $  6,738,296
Adjustments to reconcile net income to net cash provided
   by (used in) operating activities:
     Amortization of goodwill                                     120,000       120,000          120,000
     Net amortization of discounts and premiums on
       fixed maturities                                            17,261         6,280           12,826
     Deferral of policy acquisition costs                     (14,632,584)  (30,041,988)     (26,951,522)
     Amortization of deferred acquisition costs                 7,070,849     4,696,447        3,802,892
     Change in expense allowance payable and net
       funds held on reinsurance assumed                          908,799    14,256,224       14,693,820
     Payments to ceding companies on reinsurance
       assumed                                                 (6,659,968)   (5,073,350)      (3,797,888)
     Payments received from ceding companies on
       reinsurance assumed                                      1,088,799     3,491,470        4,298,638
     Provision for deferred income taxes                        2,070,952     3,972,269        3,647,149
     Realized loss on investments                                     400           350              650
     Loss on recapture of reinsurance assumed                           -             -          273,728
     Changes in operating assets and liabilities,
       net of reinsurance assumed:
         Accrued investment income                                 71,930       (12,907)          25,034
         Due from affiliate under tax allocation
            agreement                                                   -             -          240,766
         Other assets                                             (60,261)      (16,032)          70,576
         Other liabilities                                        428,210       519,173          390,975
                                                         --------------------------------------------------
Net cash provided by (used in) operating activities            (5,598,728)     (197,634)       3,565,940

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Fixed maturities - held to maturity                          3,115,000     3,155,000        1,245,000
   Fixed maturities - available for sale                           10,000        10,000           10,000
   Short-term investments - net                                 4,975,408             -                -
                                                         --------------------------------------------------
                                                                8,100,408     3,165,000        1,255,000
Cost of investments acquired:
   Fixed maturities - held to maturity                         (2,937,462)   (2,981,645)      (3,316,616)
   Short-term investments - net                                         -       (79,728)        (610,878)
                                                         --------------------------------------------------
                                                               (2,937,462)   (3,061,373)      (3,927,494)
                                                         --------------------------------------------------
Net cash provided by (used in) investing activities             5,162,946       103,627       (2,672,494)
                                                         --------------------------------------------------
Increase (decrease) in cash and cash equivalents                 (435,782)      (94,007)         893,446

Cash and cash equivalents at beginning of year                  1,012,409     1,106,416          212,970
                                                         --------------------------------------------------
                                                         --------------------------------------------------
Cash and cash equivalents at end of year                    $     576,627  $  1,012,409     $  1,106,416
                                                         ==================================================

See accompanying notes.

                     UBS PaineWebber Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

UBS PaineWebber Life Insurance Company (formerly PaineWebber Life Insurance Company, the Company) is a wholly owned subsidiary of PaineWebber Life Holdings, Inc. The Company offers separate account variable annuity products. These products are marketed through licensed brokers of PaineWebber Life Holdings, Inc.

On November 3, 2000, UBS Americas, Inc. (UBS) acquired all of the outstanding capital stock of PaineWebber Group, Inc. of which the Company was an indirect wholly owned subsidiary. UBS is a wholly owned subsidiary of UBS AG (the Parent), a global financial services company based in Switzerland.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held to maturity". Held to maturity securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity as accumulated other comprehensive income. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the security's new cost basis, by a charge to realized losses in the Company's statements of income.

                     UBS PaineWebber Life Insurance Company

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Premiums and discounts are amortized utilizing the interest method which results in a constant yield over the securities' expected life. Realized gains and losses are determined on the basis of specific identification of investments.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

GOODWILL

Goodwill  includes  the  costs  of  various   insurance   licenses  acquired  in
conjunction with the purchase of the Company. These costs are being amortized on a straight-line basis over ten years.

In June 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. Under the new standards, goodwill and other intangible assets with indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the standards. The new standards will be adopted by the Company during 2002. The impact of adoption of the new standards is not expected to be significant.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business which vary with and are primarily related to the production of new business have been deferred. The deferred costs are being amortized in relation to the present value of expected gross profits. This amortization is adjusted periodically to reflect differences in actual and assumed gross profits and changes in assumptions regarding future gross profits.

                     UBS PaineWebber Life Insurance Company

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's parent which exceed an annual limitation. During 2002, the Company is not able to pay dividends to its parent without prior approval of statutory authorities.

SEPARATE ACCOUNT

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for the benefit of certain variable annuity contractholders who bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Fees are received for administrative expenses and for assuming mortality, distribution and expense risks. Operations of the separate account are not included in these financial statements.

COMPREHENSIVE INCOME

Other comprehensive income excludes realized investment losses included in net income which merely represent transfers from unrealized to realized losses. These amounts totaled $260, $227, and $422 in 2001, 2000, and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of deferred income tax benefits of $140, $123, and $228 in 2001, 2000, and 1999, respectively.

                     UBS PaineWebber Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Fixed maturities: The fair values for fixed maturities are based on quoted market prices, where available.

     Cash and cash equivalents, short-term investments and separate account assets: The carrying amounts reported in the balance sheet for these financial instruments approximate their fair values.

     Separate account liabilities: Fair values for the Company's liabilities under investment-type insurance contracts are based on cash surrender value of the underlying contracts.

                     UBS PaineWebber Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the carrying amounts and fair values of the Company's financial instruments subject to provisions of SFAS No. 107:

                                                                DECEMBER 31
                                                 2001                                 2000
                                  ------------------------------------ ------------------------------------
                                   CARRYING AMOUNT        FAIR          CARRYING AMOUNT        FAIR
                                                          VALUE                                VALUE
                                  ------------------------------------ ------------------------------------
                                  ------------------------------------ ------------------------------------
   ASSETS
   Fixed maturities:
      Held to maturity                $  7,133,982      $  7,200,966       $  7,329,282      $  7,380,808
      Available for sale                    26,062            26,062             36,400            36,400
   Short-term investments                6,412,032         6,412,032         11,387,440        11,387,440
   Cash and cash equivalents               576,627           576,627          1,012,409         1,012,409
   Separate account assets              28,574,453        28,574,453         43,544,545        43,544,545

   LIABILITIES
   Separate account liabilities         28,574,453        28,557,738         43,544,545        43,501,769

3. BASIS OF PRESENTATION

These financial statements, prepared on the basis of accounting principles generally accepted in the United States, differ from those prepared on a statutory basis primarily as follows: (a) revenues on investment products consist of policy charges for the cost of issuance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (b) acquisition costs such as commissions and other costs related to acquiring new business are being deferred and amortized over the life of the policy rather than being charged to current operations as incurred; (c) policy reserves on investment products are based on full account values rather than discounted methodologies utilizing statutory interest rates;
(d) a portion of fixed maturity investments is designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation credited/charged directly to stockholder's equity rather than valued at amortized cost; (e) deferred federal income taxes are calculated differently for statutory purposes; (f) certain assets designated as "non-admitted assets" have been reported as assets rather than being charged to stockholder's equity; (g) the carrying value of investments is reduced to fair value by the recognition of a realized loss in the statement of income when declines in carrying value are judged to be other than temporary rather than recording an asset valuation reserve, in the nature of a

                     UBS PaineWebber Life Insurance Company

3. BASIS OF PRESENTATION (CONTINUED)

contingency reserve which is recorded as a liability through a charge to stockholder's equity; (h) net realized capital gains (losses) attributable to changes in the level of market interest rates are recognized in the statement of income in the year of disposition rather than being deferred and amortized over the remaining life of the sold bonds; (i) assets and liabilities are restated to fair values, with provision for goodwill and other intangible assets, when a change in ownership occurs rather than retaining their historical value; and (j) reinsurance reserve credits are recorded as reinsurance recoverable assets rather than recorded as a reduction to aggregate policy reserves.

Net income (loss) for the Company as reported in accordance with statutory accounting practices was approximately $(3,798,000) in 2001, $88,000 in 2000, and $1,745,000 in 1999. Total statutory capital and surplus, as reported, was $14,133,000 at December 31, 2001 and $17,966,000 at December 31, 2000.

The National Association of Insurance Commissioners (NAIC) has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. These changes did not impact statutory capital and surplus.

4. INVESTMENTS

At December 31, 2001 and 2000, the amortized cost, gross unrealized gains and losses, and estimated fair value of investments in fixed maturity securities are as follows:

HELD FOR INVESTMENT

                                                                 GROSS          GROSS
                                               AMORTIZED      UNREALIZED     UNREALIZED      ESTIMATED
                                                  COST           GAINS         LOSSES       MARKET VALUE
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
   DECEMBER 31, 2001
   Bonds - United States Government and
      agencies                               $  7,133,982        $87,415        $20,431    $  7,200,966
   Short-term investments - United States
      Government and agencies                   6,412,032              -              -       6,412,032
                                            ---------------------------------------------------------------
                                              $13,546,014.00     $87,415        $20,431     $13,612,998
                                            ===============================================================


                     UBS PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)




4. INVESTMENTS (CONTINUED)

                                                                 GROSS          GROSS
                                               AMORTIZED      UNREALIZED     UNREALIZED      ESTIMATED
                                                  COST           GAINS         LOSSES       MARKET VALUE
                                            ---------------------------------------------------------------
   DECEMBER 31, 2000
   Bonds - United States Government and
      agencies                               $  7,329,282        $53,866       $  2,340    $  7,380,808
   Short-term investments - United States
      Government and agencies                  11,387,440              -              -      11,387,440
                                            ---------------------------------------------------------------
                                              $18,716,722.00     $53,866       $  2,340    $ 18,768,248.00
                                            ===============================================================

Available for Sale

                                                                 GROSS          GROSS        ESTIMATED
                                               AMORTIZED      UNREALIZED     UNREALIZED
                                                  COST           GAINS         LOSSES       MARKET VALUE
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
   DECEMBER 31, 2001
   Bond - other government                       $24,981         $1,081          $ -           $26,062
                                            ===============================================================

   DECEMBER 31, 2000
   Bond - other government                       $34,880         $1,520          $ -           $36,400
                                            ===============================================================

The unrealized appreciation or depreciation on available-for-sale fixed maturity securities is included in stockholder's equity as accumulated other comprehensive income, reduced by a provision for deferred income taxes. Net unrealized appreciation of available-for-sale fixed maturity securities as reported were comprised of the following:

                                                                                   DECEMBER 31
                                                                             2001              2000
                                                                       ------------------------------------
   Unrealized appreciation on available-for-sale fixed maturity
      securities                                                              $1,081           $1,520
   Related net deferred income taxes                                             378              532
                                                                       ------------------------------------
   Net unrealized appreciation of available-for-sale fixed
      maturity securities                                                    $   703          $   988
                                                                       ====================================

                     UBS PaineWebber Life Insurance Company

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of investments in fixed maturity securities, by contractual maturity, at December 31, 2001, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                HELD FOR INVESTMENT              AVAILABLE FOR SALE
                                           ------------------------------- --------------------------------
                                              AMORTIZED        FAIR           AMORTIZED         FAIR
                                                COST           VALUE            COST           VALUE
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
   Due in one year or less                    $4,732,063     $4,816,094    $         -    $         -
   Due after one year through five years       2,342,044      2,322,003         24,981         26,062
   Due after five years through ten years         59,875         62,869              -              -
                                           ------------------------------- --------------------------------
                                              $7,133,982.00  $7,200,966        $24,981        $26,062
                                           =============================== ================================

Major categories of net investment income are as follows:

                                                                    YEAR ENDED DECEMBER 31
                                                            2001             2000              1999
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Fixed maturities:
      Held for investment                                   $411,784        $   441,591       $358,573
      Available for sale                                       1,853              2,522          3,195
   Short-term investments                                    505,658            709,781        514,033
   Other                                                       1,081                100            288
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                             920,376          1,153,994.00     876,089
   Less investment expenses                                  137,153             77,847         84,691
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                            $783,223         $1,076,147       $791,398
                                                     ======================================================

At December 31, 2001, investments with an aggregate carrying value of $7,656,781 (2000 - $7,419,258) were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     UBS PaineWebber Life Insurance Company

5. FEDERAL INCOME TAXES

The effective tax rate on income before taxes is different from the prevailing federal income tax rate as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                            2001              2000             1999
                                                      -----------------------------------------------------
                                                      -----------------------------------------------------

   Income before income taxes                               $5,997,837      $11,853,946       $10,676,211
                                                      =====================================================

   Tax effect of federal statutory rate (35%)               $2,099,243     $  4,148,881      $  3,736,674
   Tax effect (decrease) of:
      Other                                                    (78,291)        (179,365)          201,241
                                                      -----------------------------------------------------
   Income tax expense                                       $2,020,952     $  3,969,516      $  3,937,915
                                                      =====================================================

The tax effect of temporary differences giving rise to the Company's deferred income taxes is as follows:

                                                                                DECEMBER 31
                                                                          2001                2000
                                                                  -----------------------------------------
                                                                  -----------------------------------------
   Deferred income tax assets:
      Net operating loss carryovers                                    $  5,592,645        $  4,637,914
      Reinsurance                                                        18,381,251          19,487,378
      Deferred front-end load                                               777,011             593,846
      Other                                                                 131,857             127,211
                                                                  -----------------------------------------
                                                                        $24,882,764.00      $24,846,349.00

   Deferred income tax liabilities:
      Unrealized appreciation of fixed maturity                                 378                 532
      Deferred policy acquisition costs                                  39,983,579          37,873,532
      Other                                                                   6,826               9,506
                                                                  -----------------------------------------
                                                                  -----------------------------------------
                                                                         39,990,783          37,883,570
                                                                  -----------------------------------------
   Net deferred income tax liability                                    $15,108,019         $13,037,221
                                                                  =========================================

                     UBS PaineWebber Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

Prior to the acquisition by UBS (see Note 1), the Company filed a consolidated federal income tax return with PaineWebber Group, Inc. Each entity within the consolidated tax group reported current income tax expense as allocated under the consolidated tax allocation agreement. Generally, this allocation resulted in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their current year losses contributed to reduce consolidated taxes. Under PaineWebber Group, Inc.'s tax sharing agreement (and for periods subsequent to the acquisition), the Company would not recognize a current benefit for any loss and credit carryforwards until the time they would have been able to utilize the loss or credit on a separate company basis. For the period from the acquisition date to December 31, 2000 and for the following five years, the Company will file a separate federal income tax return.

Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. At December 31, 2001, the Company had net operating loss carryforwards of $15,978,986 for which they have not received a current benefit. The net operating loss carryforwards expire in 2009 through 2016.

6. REINSURANCE

The Company has modified coinsurance agreements with various insurance companies to assume a specified percentage of their variable annuity contracts. Under these agreements, the Company receives from the ceding company the account balances of the reinsured contracts. The Company in return pays to the ceding companies an expense allowance for commissions and other expenses associated with the reinsured contracts. In addition, the Company pays or receives an amount equal to the change in the statutory reserve held by the ceding companies on the reinsured contracts, adjusted for investment earnings credits. For the years ended December 31, 2001, 2000 and 1999, the Company recorded annuity product charge of $23,256,484, $25,800,680, and $19,868,827, respectively, related to contracts assumed under these agreements. At December 31, 2001 and 2000, the assets on deposit with ceding companies and funds held on reinsurance assumed are as follows:

                     UBS PaineWebber Life Insurance Company

6. REINSURANCE (CONTINUED)

                                                                              DECEMBER 31
                                                                       2001                  2000
                                                              ---------------------------------------------
   Assets on deposit with ceding companies                          $1,203,093,426        $1,440,963,340
   Funds held on reinsurance assumed                                (1,249,278,287)       (1,497,807,376)
                                                              ---------------------------------------------
   Net funds held on reinsurance assumed                           $(   46,184,861.00)    $  (56,844,036)
                                                              =============================================

During 1999, the Company recaptured one of its modified coinsurance assumed agreements. The Company received $1,286,000 from the ceding company representing the present value of distributable earnings on the block of business being recaptured. Deferred acquisition costs of $2,040,750 and net funds held on reinsured of $481,022 were recaptured by the ceding company.

The Company also has a modified coinsurance agreement with American Republic Insurance Company (American Republic) (see Note 7) to cede a specified percentage of the risks associated with the variable annuity contracts. Under this agreement, the Company pays American Republic the reinsurance percentage of charges and deductions collected on the reinsured policies. American Republic, in return, pays the Company an expense allowance for certain developmental, new business and maintenance costs on the reinsured contracts. The Company has also entered into a separate reinsurance agreement to reinsure the enhanced death benefit provision of the contracts. During 2001, 2000, and 1999, the Company incurred reinsurance premiums of $351,074, $602,091, and $1,045,858, respectively, and had benefit recoveries of $27,923, $9,159, and $29,514, respectively, in connection with these agreements.

7. SERVICE AGREEMENTS WITH RELATED PARTIES

The Company has a third-party and corporate administrative agreements with American Republic to provide services for new business processing and account maintenance of the variable annuity contracts. The Company paid American Republic $393,400, $272,500, and $335,000 for these services in 2001, 2000, and
1999, respectively.

Commissions relating to the sale of all variable annuity contacts are paid to an affiliated company.

                     UBS PaineWebber Life Insurance Company

8. COMMITMENTS AND CONTINGENCIES

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Estimated assessments or known insolvencies are not material at December 31, 2001 or 2000. Potential obligations or unknown insolvencies, if any, are not presently determinable by the Company; accordingly, no accrual has been made in these financial statements.